FAIR VALUE MEASUREMENTS - Additional information (Details)		5 Months Ended	7 Months Ended	9 Months Ended
	Jul. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares in a unit | shares				1
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares in a unit | shares	1
Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of initial measurement on fair value of warrant					$ 18,002,000
Aggregate value of subsequent measurement on fair value of warrant		$ 25,489,000	$ 25,489,000	$ 25,489,000
Fair values of warrants transfers out of Level 3			$ 7,487,000
Public Warrant | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of initial measurement on fair value of warrant	$ 11,300,000
Fair value of initial measurement per warrant | $ / shares	0.98	1.39	1.39	1.39
Aggregate value of subsequent measurement on fair value of warrant		$ 16,000,000	$ 16,000,000	$ 16,000,000
Fair values of warrants transfers out of Level 3		$ 11,270,000
Number of warrants in a unit | shares	1
Private Placement Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of initial measurement on fair value of warrant	$ 6,700,000
Fair value of initial measurement per warrant | $ / shares	1.02	1.44	1.44	1.44
Aggregate value of subsequent measurement on fair value of warrant		$ 9,100,000	$ 9,100,000	$ 9,100,000
Level 1 | Public Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of subsequent measurement on fair value of warrant		15,985,000	15,985,000	15,985,000
Level 3 | Public Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of initial measurement on fair value of warrant					11,270,000
Fair values of warrants transfers out of Level 3			4,715,000
Level 3 | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of initial measurement on fair value of warrant					$ 6,732,000
Aggregate value of subsequent measurement on fair value of warrant		$ 9,504,000	9,504,000	$ 9,504,000
Fair values of warrants transfers out of Level 3			$ 2,772,000